Leases - Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating cash flows from operating leases	$ 10	$ 11	$ 11
Operating cash flows from finance leases	0	0	1
Financing cash flows from finance leases	$ 1	$ 1	$ 1